INITIAL PUBLIC OFFERING (Details) - USD ($)	Feb. 04, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share (in dollars per share)	$ 10.00
Gross proceeds	$ 1,000,000,000.0
Offering costs	$ 55,900,000
Deferred underwriting commissions		$ 33,000,000	$ 35,000,000	$ 35,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	100,000,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	13,000,000
Offering costs	$ 20,000,000.0
Deferred Underwriting Fees
Subsidiary, Sale of Stock [Line Items]
Offering costs	35,000,000.0
Deferred underwriting commissions	$ 35,000,000.0	$ 35,000,000.0